Income Taxes (Changes In Total Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	$ 37,643	$ 27,311	$ 26,988
Additions during the year	4,336	1,520	481
Changes due to amendments to tax laws and applicable future rates, see note 12A(4)		8,858
Other changes	23	(46)	(158)
Balance at end of year	$ 42,002	$ 37,643	$ 27,311